Other long-term debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Instrument [Line Items]
Other Long-term Debt
	December 31, 2014	June 30, 2015
	US$	US$
	(Audited)	(Unaudited)
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25%	200,000,000	196,179,692
June 2019 Senior Secured Notes due on June 6, 2019 at 13%	200,000,000	200,000,000
Shandong Xinyuan collateralized debt due on November 28, 2015 at 12.3% (1)	33,885,787	29,933,388
Henan Wanzhuo collateralized debt due on November 28, 2015 at 12.41% (1)	34,688,992	30,602,082
Collateralized loan due on April 3, 2016 at 11%	40,807,321	40,843,366
Collateralized loan due on December 23, 2017 at 11%	81,312,306	81,384,127
Collateralized loan due on July 9, 2017 at 9%	65,370,159	65,427,898
Collateralized loan due on December 31, 2016 at 12.5%	1,650,597	83,093,432
Collateralized loan due on March 31, 2017 at 11%	-	40,892,437
Collateralized loan due on November 20, 2016 at 12.5% (7)	-	49,070,924
Collateralized loan due on June 30, 2017 at 11.8%	-	18,810,521
Collateralized loan due on June 25, 2017 at 12% (8)	-	32,713,950
Non-controlling shareholder's loan due on June 25, 2016 at 11.5% (2)	81,312,306	-
Non-controlling shareholder's loan due on June 30, 2016 at 11.24% (3)	111,946,394	79,331,327
Non-controlling shareholder's loan due on March 13, 2017 at 10.98% (4)	-	86,037,686
Non-controlling shareholder's loan due on May 13, 2017 at 11% (5)	-	38,111,751
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR (6)	25,668,594	50,611,856
KENT EB-5 LLC loan due on January 23, 2020 at 5.95%	-	10,000,000
KENT EB-5 LLC loan due on April 30, 2020 at 5.95%	-	5,000,000
KENT EB-5 LLC loan due on June 25, 2020 at 5.95%	-	5,000,000
Others	750,988	-

Total principal of other long-term debt	877,393,444	1,143,044,438
Accrued interest	723,382	638,155

Total	878,116,826	1,143,682,593
Less: current portion of other long-term debt	(301,912,335)	(398,425,921)

Total other long-term debt	576,204,491	745,256,672

(1)
Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest of Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, requires to make quarterly payments to repay the outstanding principal amount and related interest expense.

(2)
Pursuant to the agreements with CITIC Trust Co., Ltd. entered into on May 27, 2014, which is the non-controlling shareholder of Shanghai Junxin, this other long-term debt is secured by the Group's 51% equity interest in Shanghai Junxin and the Group's land use rights. This other long-term debt was paid in full in January 2015.

(3)
Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group's 95% equity interest in Jinan Wanzhuo and the Group's land use rights with net book value of US$132,731,180 (December 31, 2014: US$139,355,006).

(4)
Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on March 10, 2015, which is the non-controlling shareholder of Zhengzhou Shengdao, this other long-term debt is secured by the Group's 80% equity interest in Zhengzhou Shengdao and the Group's land use rights with net book value of US$136,822,493 (December 31, 2014: nil) .

(5)
Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on May 9, 2015, which is the non-controlling shareholder of Henan Quansheng, this other debt is secured by the Group's 90% equity interest in Henan Quansheng and the Group's land use rights with net book value of US$55,852,057 (December 31, 2014: nil) and Group's real estate properties under development with net book value of US$1,656,880 (December 31, 2014: nil). In addition, Wanxiang Trustee Co., Ltd. has the right to request early repayment at any time and the trust loan has been reclassified as current portion at the end of the consolidated balance sheet as of June 30, 2015.

(6)
Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$50.6 million utilized, is denominated in US$ and is secured by the deposit of US$29,945,969 (December 31, 2014: US$29,973,017). This deposit is classified as restricted cash on the consolidated balance sheets as of June 30, 2015.

(7)
Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group's 100% equity interest of Changsha Xinyuan. In addition, Ping An Trust Co., Ltd. has the right to request early repayment at any time, the trust loan has been reclassified as current portion at the end of the consolidated balance sheet as of June 30, 2015.

(8)	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group's 100% equity interest of Shandong Renju.